Intangible assets, net	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Intangible assets, net

11.       Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2012
Technical know-how	9,000	(8,625)	375
Customer relationship	3,191	(691)	2,500
Purchased software and others	18,380	(9,375)	9,005
	30,571	(18,691)	11,880
As of December 31, 2013
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,329)	1,862
Purchased software and others	23,941	(11,380)	12,561
	36,132	(21,709)	14,423

Amortization expense was RMB 3,969, RMB 4,572 and RMB 3,018 for the years ended December 31, 2011, 2012 and 2013, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing technical know-how, customer relationship and purchased software for each of the next five years will be approximately RMB 2,547.